Loans and Allowance for Loan Losses (Details) (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net	$ 2,908,809,000		$ 2,684,733,000
Less: Allowance for loan losses	47,714,000		47,927,000
Net loans	2,861,095,000		2,636,806,000
Due from Officers	9,300,000		8,100,000
New loans	2,700,000
Repayments of loans	1,500,000
Commercial [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net	223,481,000		219,577,000
Commercial [Member] | Commercial Real Estate [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net	191,126,000		186,131,000
Commercial [Member] | Other [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net	32,355,000		33,446,000
Real Estate Mortgage - 1 to 4 Family [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net	2,679,433,000		2,460,577,000
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net	2,287,808,000		2,089,978,000
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net	51,136,000		36,690,000
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net	340,489,000		333,909,000
Installment [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net	5,895,000		4,579,000
Real Estate Construction Loans [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net	35,400,000		37,200,000
Residential Borrowers [Member] | First Mortgages [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net	13,900,000		16,400,000
Commercial Borrowers Residential Purpose [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net	21,500,000		20,800,000
New York and Other States [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net	2,468,322,000	[1]	2,355,966,000	[1]
New York and Other States [Member] | Commercial [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net	202,045,000		200,630,000
New York and Other States [Member] | Commercial [Member] | Commercial Real Estate [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net	169,722,000	[1]	167,249,000	[1]
New York and Other States [Member] | Commercial [Member] | Other [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net	32,323,000	[1]	33,381,000	[1]
New York and Other States [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net	1,909,447,000	[1]	1,814,214,000	[1]
New York and Other States [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net	47,494,000	[1]	35,601,000	[1]
New York and Other States [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net	304,044,000	[1]	301,338,000	[1]
New York and Other States [Member] | Installment [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net	5,292,000	[1]	4,183,000	[1]
Florida [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net	440,487,000		328,767,000
Florida [Member] | Commercial [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net	21,436,000		18,947,000
Florida [Member] | Commercial [Member] | Commercial Real Estate [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net	21,404,000		18,882,000
Florida [Member] | Commercial [Member] | Other [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net	32,000		65,000
Florida [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net	378,361,000		275,764,000
Florida [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net	3,642,000		1,089,000
Florida [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net	36,445,000		32,571,000
Florida [Member] | Installment [Member]
Loans and Leases Receivable, Net Amount [Abstract]
Total loans, net	$ 603,000		$ 396,000

[1]	Includes New York, New Jersey, Vermont, and Massachusetts.